-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: August 31, 2011

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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22162
                                   ---------------------------------------------

                                  The RAM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    2331 Far Hills Avenue, Suite 200           Dayton, Ohio           45419
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 643-1000
                                                    ----------------------------

Date of fiscal year end:        February 28, 2009
                            ----------------------------

Date of reporting period:       August 31, 2008
                            ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                                 THE RAM FUNDS

                         RAM Capital Appreciation Fund


                               SEMI-ANNUAL REPORT


                                AUGUST 31, 2008
                                  (UNAUDITED)

RAM CAPITAL APPRECIATION FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
AUGUST 31, 2008 (UNAUDITED)
================================================================================

                                 TOP 10 HOLDINGS
      -------------------------------------------------------------------

      SECURITY DESCRIPTION                                % OF NET ASSETS
      -------------------------------------------------------------------
      Merrill Lynch & Co., 4.831%, due 10/27/2008              9.26%
      Federal National Mortgage Association                    6.91%
      Freddie Mac                                              6.88%
      Citigroup, Inc.                                          6.84%
      Merrill Lynch & Co., 4.831%, due 10/27/2008              6.54%
      Wachovia Corp.                                           5.92%
      Wells Fargo & Co.                                        4.09%
      JP Morgan Chase & Co.                                    4.03%
      Ford Motor Co., 7.25%, due 10/01/2008                    2.63%
      Wachovia Corp., 3.625%, due 02/17/2009                   2.63%

                              PORTFOLIO INDUSTRIES
      -------------------------------------------------------------------

          INDUSTRY                                  % OF NET ASSETS
          ---------------------------------------------------------
          Capital Markets                                23.20%
          Diversified Financial Services                 17.73%
          Thrifts & Mortgage Finance                     13.80%
          Commercial Banks                               13.64%
          Oil, Gas and Consumable Fuels                   3.62%
          Tobacco                                         2.73%
          Energy Equipment and Services                   2.59%
          Software                                        2.53%
          Wireless Telecommunication Services             2.44%
          Electric Utilities                              2.04%
          Pharmaceuticals                                 1.48%
          Industrial Conglomerates                        1.39%
          Household Products                              1.01%
          Multi Utilities                                 0.92%
          Metals & Mining                                 0.59%
          Marine                                          0.53%
          Healthcare Providers and Services               0.16%

RAM CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 31.60%                                   VALUE
================================================================================

             CAPITAL MARKETS -- 5.95%
     1,200   AllianceBernstein Holding L.P.                        $     65,076
       150   BlackRock, Inc.                                             32,588
     1,500   Charles Schwab Corp. (The)                                  35,985
       300   Lehman Brothers Holdings, Inc.                               4,827
       700   Merrill Lynch & Co., Inc.                                   19,845
       800   Raymond James Financial, Inc.                               24,664
       700   T Rowe Price Group, Inc.                                    41,552
                                                                   ------------
                                                                        224,537
                                                                   ------------
             COMMERCIAL BANKS -- 1.00%
     1,700   Lloyds TSB Group PLC - ADR                                  37,808
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 2.62%
     3,000   Bank of America Corp.                                       93,420
       300   Citigroup, Inc.                                              5,697
                                                                   ------------
                                                                         99,117
                                                                   ------------
             ELECTRIC UTILITIES -- 2.04%
     2,000   Duke Energy Corp.                                           34,880
     1,800   Great Plains Energy, Inc.                                   42,210
                                                                   ------------
                                                                         77,090
                                                                   ------------
             ENERGY EQUIPMENT AND SERVICES -- 2.59%
       500   Schlumberger Ltd.                                           47,110
       400   Transocean, Inc.                                            50,880
                                                                   ------------
                                                                         97,990
                                                                   ------------
             INDUSTRIAL CONGLOMERATES -- 1.39%
       500   3M Co.                                                      35,800
       600   General Electric Co.                                        16,860
                                                                   ------------
                                                                         52,660
                                                                   ------------
             HEALTHCARE PROVIDERS AND SERVICES -- 0.16%
       200   UnitedHealth Group, Inc.                                     6,090
                                                                   ------------

             HOUSEHOLD PRODUCTS -- 1.01%
       500   Colgate-Palmolive Co.                                       38,015
                                                                   ------------

             MARINE -- 0.53%
       800   Seaspan Corp.                                               19,904
                                                                   ------------

             METALS & MINING -- 0.59%
       500   Companhia Vale do Rio Doce - ADR                            13,275
       100   Fording Canadian Coal Trust                                  8,948
                                                                   ------------
                                                                         22,223
                                                                   ------------
             MULTI UTILITIES -- 0.92%
       800   Dominion Resources, Inc.                                    34,824
                                                                   ------------

             OIL, GAS AND CONSUMABLE FUELS -- 3.62%
       200   Exxon Mobil Corp.                                           16,002
       900   General Maritime Corp.                                      22,230
     1,100   Marathon Oil Corp.                                          49,577
       200   Range Resources Corp.                                        9,284
     1,100   Teekay Tankers Ltd.                                         22,165
       500   Valero Energy Corp                                          17,380
                                                                   ------------
                                                                        136,638
                                                                   ------------

See accompanying notes to schedules of investments.

RAM CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 31.60% (CONTINUED)                       VALUE
================================================================================

             PHARMACEUTICALS -- 1.48%
     2,000   Bristol-Myers Squibb Co.                              $     42,680
       700   Pfizer, Inc.                                                13,377
                                                                   ------------
                                                                         56,057
                                                                   ------------
             SOFTWARE -- 2.53%
     3,500   Microsoft Corp.                                             95,515
                                                                   ------------

             TOBACCO -- 2.73%
       300   Altria Group, Inc.                                           6,309
     1,800   Philip Morris International, Inc.                           96,660
                                                                   ------------
                                                                        102,969
                                                                   ------------
             WIRELESS TELECOMMUNICATION SERVICES -- 2.44%
     3,600   Vodafone Group PLC - ADR                                    91,980
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $1,236,037)                 $  1,193,417
                                                                   ------------

================================================================================
    SHARES   PREFERRED STOCKS -- 41.22%                                VALUE
================================================================================

             CAPITAL MARKETS -- 6.54%
    12,000   Merrill Lynch & Co.                                   $    246,960
                                                                   ------------
             COMMERCIAL BANKS -- 10.01%
    12,000   Wachovia Corp.                                             223,680
     6,000   Wells Fargo & Co.                                          154,440
                                                                   ------------
                                                                        378,120
                                                                   ------------
             DIVERSIFIED FINANCIAL SERVICES -- 10.87%
    13,000   Citigroup, Inc.                                            258,440
     6,000   JP Morgan Chase & Co.                                      152,340
                                                                   ------------
                                                                        410,780
                                                                   ------------
             THRIFTS & MORTGAGE FINANCE  -- 13.80%
    18,200   Federal National Mortgage Association                      261,170
    18,500   Freddie Mac                                                259,925
                                                                   ------------
                                                                        521,095
                                                                   ------------

             TOTAL PREFERRED STOCKS (Cost $1,910,003)              $  1,556,955
                                                                   ------------

================================================================================
 PAR VALUE   CORPORATE BONDS -- 17.58%                                 VALUE
================================================================================

$   50,000   Countrywide Financial Corp., 6.25%, due 04/15/2009    $     49,500
   100,000   Ford Motor Co., 7.25%, due 10/01/2008                       99,250
    12,000   Ford Motor Co., 5.80%, due 01/12/2009                       11,775
    25,000   Lehman Brothers Holdings, Inc., 3.60%, due 03/13/2009       24,645
    30,000   Lehman Brothers Holdings, Inc., 7.875%, due 08/15/2010      29,910
   350,000   Merrill Lynch & Co., 4.831%, due 10/27/2008                349,814
   100,000   Wachovia Corp., 3.625%, due 02/17/2009                      99,236
                                                                   ------------

             TOTAL CORPORATE BONDS (Cost $666,988)                 $    664,130
                                                                   ------------

See accompanying notes to schedules of investments.

RAM CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)
================================================================================
    SHARES   MONEY MARKET FUNDS -- 11.41%                              VALUE
================================================================================

   430,927   Fidelity Institutional Money Market Portfolio -
               Select Class, 2.627%* (Cost $430,927)               $    430,927
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 101.81%
               (Cost $4,243,955)                                      3,845,429

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.81%)           (68,537)
                                                                   ------------

             NET ASSETS -- 100.00%                                 $  3,776,892
                                                                   ============

*     Rate shown is the 7-day effective yield at August 31, 2008.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.

RAM CAPITAL APPRECIATION FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
AUGUST 31, 2008 (UNAUDITED)
=============================================================================================
                                                                       VALUE OF     PREMIUMS
CONTRACTS  WRITTEN PUT OPTIONS                                         OPTIONS      RECEIVED
=============================================================================================
    300    Adobe Systems, Inc., 01/17/2009 at $35                     $      300   $      609
    400    Alcoa, Inc., 01/17/2009 at $30                                    935          900
    300    AllianceBernstein Holding LP., 10/18/2008 at $55                  952          894
  3,500    Bank of America Corp., 11/22/2008 at $30                       11,200       17,955
    500    Bank of America Corp., 11/22/2008 at $32.50                     2,187        1,180
    300    Bank of America Corp., 11/22/2008 at $35                        1,710          894
    300    BP PLC - ADR, 01/17/2009 at $60                                 1,710          894
    200    BP PLC - ADR, 01/17/2009 at $65                                 1,840          936
    200    Bristol-Myers Squibb Co., 09/20/2009 at $20                        30          228
  1,500    Chesapeake Energy Corp., 01/17/2008 at $50                     10,350        3,570
  1,000    Citigroup, Inc., 12/20/2008 at $20                              2,880        1,730
  1,000    Colgate - Palmolive Co., 02/21/2009 at $65                      1,075        1,177
    800    Duke Energy Corp., 01/17/2009 at $17.50                           760          784
    400    Federal National Mortgage Association, 01/16/2010 at $20        5,760        1,712
  1,000    General Electric Co., 01/16/2010 at $25                         2,360        2,437
    200    General Maritime Corp., 11/22/2008 at $20                          85          316
    500    General Maritime Corp., 02/21/2009 at $20                         438          866
    200    Kimberly-Clark Corp., 01/17/2009 at $60                           585          506
    100    Lehman Brothers Holdings, Inc., 01/17/2009 at $30               1,430          368
    100    Marathon Oil Corp., 10/18/2008 at $40                              65          253
  1,000    Marathon Oil Corp., 01/17/2009 at $40                           2,175        2,580
    400    Merck & Co., Inc., 10/18/2008 at $37.50                         1,150        1,092
    400    Merck & Co., Inc., 01/17/2009 at $37.50                         1,600        1,132
    500    Merrill Lynch & Co., Inc., 10/18/2008 at $40                    5,938        1,740
    200    Merrill Lynch & Co., Inc., 10/18/2008 at $42.50                 2,885          706
    200    Microsoft Corp., 10/18/2008 at $26                                110          266
  1,000    Microsoft Corp., 04/18/2009 at $27                              2,240        2,377
    500    Philip Morris International, Inc., 01/17/2009 at $45              350          640
    500    Philip Morris International, Inc., 03/21/2009 at $50            1,275        1,139
    200    Raymond James Financial, Inc., 11/22/2008 at $22.50               135          406
    100    Schlumberger Ltd., 11/22/2008 at $65                               20          198
    600    Schlumberger Ltd., 11/22/2008 at $85                            1,920        1,698
    400    Seaspan Corp., 11/22/2008 at $25                                  740          532
    400    Seaspan Corp., 01/17/2009 at $22.50                               510          752
    600    UnitedHealth Group, Inc., 01/16/2010 at $22.50                  1,050        1,186
    400    Valero Energy Corp., 09/20/2008 at $45                          4,080          876
    200    Vodafone Group PLC - ADR, 01/17/2009 at $25                       360          266
  2,000    Vodafone Group PLC - ADR, 01/16/2010 at $25                     8,300        6,560
                                                                      ----------   ----------
                                                                      $   81,490   $   62,355
                                                                      ==========   ==========

=============================================================================================
                                                                       VALUE OF     PREMIUMS
CONTRACTS  WRITTEN CALL OPTIONS                                        OPTIONS      RECEIVED
=============================================================================================
    100    Fording Canadian Coal Trust, 03/21/2009 at $90             $      313   $      318
                                                                      ----------   ----------

ADR - American Depositary Receipt
See accompanying notes to schedules of investments.

RAM CAPITAL APPRECIATION FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2008 (UNAUDITED)
================================================================================

ASSETS
  Investments in securities:
    At acquisition cost                                            $  4,243,955
                                                                   ============
    At value (Note 1)                                              $  3,845,429
  Cash                                                                      300
  Dividends and interest receivable                                      23,841
  Other assets                                                            5,333
                                                                   ------------
    TOTAL ASSETS                                                      3,874,903
                                                                   ------------

LIABILITIES
  Written options at value (premiums received $62,673)
    (Notes 1 and 5)                                                      81,803
  Payable for investment securities purchased                             3,991
  Payable to Administrator (Note 2)                                       4,600
  Other accrued expenses and liabilities                                  7,617
                                                                   ------------
    TOTAL LIABILITIES                                                    98,011
                                                                   ------------

NET ASSETS                                                         $  3,776,892
                                                                   ============

Net assets consist of:
  Paid-in capital                                                  $  4,234,403
  Accumulated undistributed net investment income                        26,066
  Accumulated net realized losses from security transactions            (65,921)
  Net unrealized depreciation on investments and options               (417,656)
                                                                   ------------

Net assets                                                         $  3,776,892
                                                                   ============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                 471,558
                                                                   ============

Net asset value, offering price and redemption
  price per share (Note 1)                                         $       8.01
                                                                   ============

See accompanying notes to financial statements.

RAM CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED AUGUST 31, 2008* (UNAUDITED)
================================================================================

INVESTMENT INCOME
  Interest                                                         $      2,289
  Dividends                                                              31,060
                                                                   ------------
    TOTAL INVESTMENT INCOME                                              33,349
                                                                   ------------

EXPENSES
  Compliance service fees                                                10,411
  Fund accounting fees (Note 2)                                           8,032
  Professional fees                                                       6,500
  Administration fees (Note 2)                                            6,400
  Investment advisory fees (Note 2)                                       4,370
  Transfer agent fees (Note 2)                                            4,000
  Trustees' fees and expenses                                             3,845
  Custodian and bank service fees                                         3,734
  Postage and supplies                                                    2,849
  Printing of shareholder reports                                         2,785
  Insurance expense                                                       2,666
  Registration fees                                                         950
  Other expenses                                                          1,409
                                                                   ------------
    TOTAL EXPENSES                                                       57,951
  Fees waived by the Adviser (Note 2)                                   (50,668)
                                                                   ------------

    NET EXPENSES                                                          7,283
                                                                   ------------

NET INVESTMENT INCOME                                                    26,066
                                                                   ------------

REALIZED AND UNREALIZED LOSSES
  ON INVESTMENTS
  Net realized losses on security transactions                          (65,921)
  Net change in unrealized depreciation on:
    Options contracts                                                   (19,130)
    Investments                                                        (398,526)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSSES
  ON INVESTMENTS                                                       (483,577)
                                                                   ------------

NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                                  $   (457,511)
                                                                   ============

* For the period from March 31, 2008, the Fund's inception date, to August 31, 2008

See accompanying notes to financial statements.

RAM CAPITAL APPRECIATION FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED AUGUST 31, 2008* (UNAUDITED)
================================================================================

FROM OPERATIONS
  Net investment income                                            $     26,066
  Net realized losses on:
    Security transactions                                               (65,921)
    Option contracts                                                         --
  Net change in unrealized depreciation on:
    Option contracts                                                    (19,130)
    Investments                                                        (398,526)
                                                                   ------------
Net increase (decrease) in net assets
  from operations                                                      (457,511)
                                                                   ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                           4,134,403
  Net asset value of shares issued in
    reinvestment of distributions
    to shareholders
  Payments for shares redeemed                                               --
                                                                   ------------
Net increase in net assets
      from  capital share transactions                                4,134,403
                                                                   ------------

TOTAL INCREASE IN NET ASSETS                                          3,676,892

NET ASSETS
  Beginning of year                                                     100,000
                                                                   ------------
  End of year                                                      $  3,776,892
                                                                   ============

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                                            $     26,066
                                                                   ============

CAPITAL SHARE ACTIVITY
  Sold                                                                  461,558
  Reinvested                                                                 --
  Redeemed                                                                   --
                                                                   ------------

  Net increase in shares outstanding                                    461,558
                                                                   ------------
  Shares outstanding at beginning of year                                10,000
                                                                   ------------
  Shares outstanding at end of year                                     471,558
                                                                   ============

* For the period from March 31, 2008, the Fund's inception date, to August 31, 2008

See accompanying notes to financial statements.

RAM CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED AUGUST 31, 2008(a) (UNAUDITED)
================================================================================

Net asset value at beginning of year                              $    10.00
                                                                  ----------

Income (loss) from investment operations:
  Net investment income                                                 0.06
  Net realized and unrealized losses on investments                    (2.05)
                                                                  ----------
Total from investment operations                                       (1.99)
                                                                  ----------

Net asset value at end of year                                    $     8.01
                                                                  ==========

Total return (b)                                                     (19.90%)**
                                                                  ==========

Net assets at end of year (000's)                                 $    3,777
                                                                  ==========

Ratio of gross expenses to average net assets                          7.91%*

Ratio of net expenses to average net assets                            1.00%*

Ratio of net investment income to average net assets                   3.56%*

Portfolio turnover rate                                                  26%**

(a) For the period from March 31, 2008, the Fund's inception date, to August 31, 2008

(b) Total return is a measure of the change in value of an investment in the Fund over the period, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

*     Annualized

**    Not Annualized

See accompanying notes to financial statements.

RAM CAPITAL APPRECIATION FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The RAM Capital Appreciation Fund (the "Fund") is a diversified series of The RAM Funds (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated December 20, 2007. On March 13, 2008, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to John C. Riazzi, who serves as the President and a Trustee of the Trust. The Fund commenced operations on March 31, 2008.

The Fund's investment objective is long-term capital appreciation and income.

VALUATION OF SECURITIES AND OPTIONS

The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. Debt securities are valued at their current market value when available or their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost, absent unusual circumstances. Options traded on national securities exchanges are valued at the last quoted sale price or, in absence of a sale, at the mean of the closing bid and ask prices. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2008:

VALUATION INPUTS
================================================================================
Level 1 - Quoted Prices                                             $  3,181,299
Level 2 - Other Significant Observable Inputs                            664,130
                                                                    ------------
Total                                                               $  3,845,429
                                                                    ============

RAM CAPITAL APPRECIATION FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================

SHARE VALUATION

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the period ended August 31, 2008, no redemption fees were collected.

INVESTMENT INCOME

Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities purchased are amortized over the lives of the securities.

SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no distributions during the period ended August 31, 2008.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX

It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2008:

Cost of portfolio investments
   and written options                $  4,181,282
                                      ============
Gross unrealized appreciation         $     44,209

Gross unrealized depreciation             (461,865)
                                      ------------
Net unrealized depreciation           ($   417,656)

Accumulated ordinary income                 26,066

Other losses                               (65,921)
                                      ------------
Accumulated deficit                   ($   457,511)
                                      ============

The Financial Accounting Standards Board's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax

RAM CAPITAL APPRECIATION FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================

FEDERAL INCOME TAX (CONTINUED)

authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. As required by FIN 48, management has concluded that no provision for income tax is required in these financial statements.

2.    FEES AND TRANSACTIONS WITH AFFILIATES

The managing member and controlling shareholder of the Adviser is the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

ADVISORY AGREEMENT

Riazzi Asset Management, LLC (the "Adviser") is the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment advisory fee, which is computed and accrued daily and paid monthly, computed at the annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed, for a period of three years from the Fund's commencement of operations, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to an amount not exceeding 1.00% of the Fund's average daily net assets. Any fee reductions or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the 1.00% limit. As of August 31, 2008, the Adviser may in the future recoup fees waived and expenses reimbursed totaling $50,668. The Adviser may recapture this amount no later than February 28, 2011.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. The fee payable to Ultimus is discounted by 20% during the first year and 15% during the second year or until such time as the net assets of the Fund reach $20 million, but in no event later than 2 years from the date of the Fund's commencement of operations.

ACCOUNTING SERVICES AGREEMENT

Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund. The fee payable to Ultimus is discounted by 20% during the first year and 15% during the second year or until such time as the net assets of the Fund reach $20 million, but in no event later than 2 years from the date of the Fund's commencement of operations.

RAM CAPITAL APPRECIATION FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================

TRANSFER AGENT AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee, provided, however, that the minimum fee is $1,000 per month if the Fund has 25 shareholder accounts or less, $1,250 if the Fund has more than 25 but less than 100 shareholder accounts, and $1,500 per month if the Fund has 100 shareholder accounts or more. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter for the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The Distributor receives no compensation from the Fund for acting as principal underwriter. However, the Distributor receives annual compensation of $6,000 from the Adviser for such services.

COMPLIANCE CONSULTING AGREEMENT

Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC ("Drake") provides ongoing regulatory compliance consulting, monitoring and reporting services for the Fund. In addition, a principal of Drake serves as the Trust's Chief Compliance Officer as required under Rule 38a-1 of the Investment Company Act of 1940. For these services, Drake receives $2,000 per month from the Fund. In addition, the Fund reimburses certain out-of-pocket expenses incurred by Drake including, but not limited to, postage and supplies and travel expenses.

3.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2008, John C. Riazzi owned 48.5% of the outstanding shares of the Fund and the 2008 Ann Fitzgerald & Carmen J. Riazzi Grantor Charitable Lead Trust owned 45.9% of the outstanding shares of the Fund.

4.    INVESTMENT TRANSACTIONS

During the period ended August 31, 2008, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $3,592,012 and $348,145, respectively.

5.    OPTION CONTRACTS WRITTEN

Transactions in option contracts written by the Fund during the period ended August 31, 2008 were as follows:

                                                  NUMBER OF PUT
                                                     CONTRACTS     PUT PREMIUMS

OPTIONS OUTSTANDING BEGINNING OF PERIOD                      --    $         --
Options Written                                             227          63,774
Options Exercised                                            (3)         (1,419)
                                                   ------------    ------------
OUTSTANDING, END OF PERIOD                                  224    $     62,355
                                                   ============    ============

                                                  NUMBER OF CALL
                                                     CONTRACTS     CALL PREMIUMS

OPTIONS OUTSTANDING BEGINNING OF PERIOD                      --    $         --
Options Written                                               1             318
                                                   ------------    ------------
OUTSTANDING, END OF PERIOD                                    1    $        318
                                                   ============    ============

RAM CAPITAL APPRECIATION FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================

6.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.    SUBSEQUENT EVENT

The Trust's Board of Trustees has approved the mandatory redemption of all of the Fund's shares and the liquidation of the Fund. It anticipated that all outstanding shares of the Fund will be redeemed and the Fund will discontinue operations on or about November 26, 2008. Effective October 27, 2008, the Fund has terminated the public offering of its shares.

RAM CAPITAL APPRECIATION FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the period covered by this report, March 31, 2008, and held until the end of the period, August 31, 2008.

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 180 days of the date of their purchase. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                       Ending
                                      Beginning     Account Value  Expenses Paid
                                    Account Value     August 31,       During
                                   March 31, 2008        2008          Period*

Based on Actual Fund Return         $   1,000.00      $   801.00    $    3.80

Based on Hypothetical 5% Return     $   1,000.00      $ 1,016.88    $    4.25

*Expenses are equal to the Fund's annualized expense ratio of 1.00% for the period, multiplied by the average account value over the period, multiplied by 154/365 (to reflect period covered by this report)

RAM CAPITAL APPRECIATION FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-884-8099, or on the Securities and Exchange Commission's
(SEC) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-281-3217, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-884-8099. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

RAM CAPITAL APPRECIATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, reviewed and approved the Fund's Investment Advisory Agreement with the Adviser at an in-person meeting held on March 10, 2008, at which all of the Trustees were present.

In the course of their deliberations, the Independent Trustees were advised by independent counsel of their obligations in determining to approve the Investment Advisory Agreement. The Trustees received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Trustees and counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect thereto, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------

The Trustees received and considered various data and information regarding the nature, extent and quality of services to be provided to the Fund by the Adviser. The most recent investment adviser registration form ("Form ADV") for the Adviser was reviewed by the Trustees. The Trustees specifically reviewed the qualifications, background and responsibilities of John C. Riazzi, the founder of the Adviser and the person who oversees the day-to-day investment management and operations of the Fund, including Mr. Riazzi's portfolio management responsibilities and the support resources available to him for investment research. The Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

EXPENSES AND PERFORMANCE
------------------------

The Board of Trustees considered statistical information regarding the Fund's projected expense ratio and its various components, including the contractual advisory fee and fee reductions and/or expense reimbursements. It also considered a comparison of these fees to the expense information for the Fund's peer group, as determined by the Adviser. The Fund's overall expense ratio, after contractual fee reductions, was compared to funds within the Morningstar category of "U.S. Large Cap Value Funds." The Trustees observed that the overall expense ratio of the Fund, after fee reductions, will be lower than the average expense ratio for U.S. Large Cap Value Funds. The Trustees also observed that, under the expense cap arrangement agreed to by the Adviser, shareholders of the Fund are guaranteed a competitive expense ratio during the infancy stages (first three years) of the Fund's operations. The Trustees noted that because the Fund has not yet commenced operations, it does not have a performance track record.

INVESTMENT ADVISORY FEE RATES
-----------------------------

The Trustees reviewed and considered the proposed contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services. Additionally, the Trustees received and considered information comparing the Fund's advisory fee rate with those of the other funds in its relevant peer group, as defined above. The Trustees concluded that the advisory fee rate for the Fund was lower than the average rate presented for its peer group.

PROFITABILITY
-------------

The Trustees reviewed the Adviser's balance sheet as of December 31, 2007 and considered its financial condition. The Trustees considered the level of Fund assets necessary for the Adviser to "break even," the projected profits of the Adviser and the other ancillary benefits that the Adviser may receive with regard to providing advisory services to the Fund and concluded that, in light of the fact that the Fund is new, with limited assets, these factors are only secondary factors at this time.

ECONOMIES OF SCALE
------------------

The Trustees considered economies of scale, noting that at this stage, the Fund has not had an opportunity to recognize any economies of scale. The Trustees observed that as the Fund grows in assets, this factor will become more relevant to their consideration process.

CONCLUSION
----------

After full consideration of the above factors as well as other factors, the Trustees, including all of the Independent Trustees, unanimously concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The RAM Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ John C. Riazzi
                              --------------------------------------------------
                                    John C. Riazzi, President

Date         November 4, 2008
       -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ John C. Riazzi
                              --------------------------------------------------
                                    John C. Riazzi, President

Date         November 4, 2008
       -----------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date         November 4, 2008
       -----------------------------

* Print the name and title of each signing officer under his or her signature.